Capital and financing transactions	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Capital and financing transactions
10.	Capital and financing transactions
Common shares

	For the three months ended
	July 31, 2026		July 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,226,787,360	$22,002	1,245,549,363	$22,138
Issued in relation to share-based payments, net	672,594	56	138,392	10
Repurchased for cancellation under the Normal Course Issuer Bid	(8,648,300)	(159)	(3,227,456)	(59)
Outstanding at end of period	1,218,811,654	$21,899	1,242,460,299	$22,089

	For the nine months ended
	July 31, 2026		July 31, 2025
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,236,305,738	$22,067	1,244,435,686	$22,054
Issued in relation to share-based payments, net	2,414,326	196	1,252,069	94
Repurchased for cancellation under the Normal Course Issuer Bid	(19,908,410)	(364)	(3,227,456)	(59)
Outstanding at end of period	1,218,811,654	$21,899	1,242,460,299	$22,089
Normal Course Issuer Bid
On April 2, 2026, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved the Bank’s normal course issuer bid (the “2026 NCIB”) to repurchase for cancellation up to 15 million of the Bank’s common shares. Purchases under the 2026 NCIB commenced on April 7, 2026. The 2026 NCIB will terminate upon the earlier of: (i) the Bank purchasing 15 million common shares under the 2026 NCIB, (ii) the Bank providing notice of termination, or (iii) April 6, 2027.
On May 28, 2025, the Bank announced that OSFI and the Toronto Stock Exchange (TSX) approved a normal course issuer bid (the “2025 NCIB”) pursuant to which it may repurchase for cancellation up to 20 million of the Bank’s common shares. The 2025 NCIB commenced on May 30, 2025, and terminated on April 6, 2026. From commencement of the 2025 NCIB until termination on April 6, 2026, the Bank repurchased and cancelled all of the 20 million common shares at an average price of $90.47 per share for a total amount of $1,846 million, including tax.
During the quarter ended July 31, 2026, the Bank repurchased and cancelled approximately 8.6 million common shares at an average price of $116.89 per share for a total of $1,031 million, including tax. Cumulatively under the 2026 NCIB and 2025 NCIB, during the nine months ended July 31, 2026, the Bank repurchased and canceled approximately 19.9 million common shares at an average price of $107.42 per share for a total of $2,182 million, including tax.
Subordinated Debentures
Issuance
On July 23, 2026, the Bank issued $1.25 billion 4.223% Subordinated Debentures due August 1, 2036 (Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on or after August 1, 2031, and following the occurrence of certain defined events. Interest on such Debentures at the rate of 4.223% per annum will be payable in equal (subject to a long first coupon) semi-annual payments in arrears on February 1 and August 1 in each year, commencing February 1, 2027, and continuing until August 1, 2031, and thereafter payable quarterly in arrears to, but excluding, August 1, 2036, at Daily Compounded CORRA plus 1.23%. The initial interest payment (long first coupon), payable on February 1, 2027, will be $22.15628767 per $1,000 principal amount of Debentures. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
Preferred shares and other equity
instruments
On July 24, 2026, the Bank announced the interest rate for its $1.25 billion principal amount of 3.70%
Fixed Rate Resetting Limited Recourse Capital Notes, Series 1 (Non-Viability Contingent Capital (NVCC)) (
Notes
) for the five-year period commencing on July 27, 2026. Interest on the Notes for the period from and including July 27, 2026, to, but excluding, July 27, 2031, will be
 5.987%
per annum, calculated as the interest rate per annum equal to the Government of Canada Yield on the business day prior to the interest reset date of July 27, 2026, plus
 2.761
%. Interest on the Notes will continue to be payable quarterly in arrears on January 27, April 27, July 27 and October 27 of each year, with the first such payment occurring on October 27, 2026.